Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

July 31, 2020

LC2-QTLY-0920
1.9871047.104

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	1,141,000	$33,750,780
CenturyLink, Inc.	174,868	1,687,476
GCI Liberty, Inc. (a)	15,773	1,236,445
Verizon Communications, Inc.	663,016	38,110,160
		74,784,861
Entertainment - 2.0%
Activision Blizzard, Inc.	73,888	6,105,365
Electronic Arts, Inc. (a)	39,283	5,563,258
Lions Gate Entertainment Corp.:
Class A (a)(b)	10,007	76,654
Class B (a)	17,774	126,373
Madison Square Garden Entertainment Corp. (a)	2,977	210,950
Take-Two Interactive Software, Inc. (a)	1,348	221,099
The Madison Square Garden Co. (a)	2,996	460,455
The Walt Disney Co.	289,168	33,815,306
Zynga, Inc. (a)	25,261	248,316
		46,827,776
Interactive Media & Services - 1.6%
Alphabet, Inc.:
Class A (a)	10,756	16,004,390
Class C (a)	10,626	15,757,933
Pinterest, Inc. Class A (a)	10,704	367,040
TripAdvisor, Inc.	15,955	322,770
Twitter, Inc. (a)	122,959	4,475,708
Zillow Group, Inc.:
Class A (a)	8,022	546,218
Class C (a)(b)	19,432	1,328,954
		38,803,013
Media - 2.2%
Charter Communications, Inc. Class A (a)	2,325	1,348,500
Comcast Corp. Class A	725,018	31,030,770
Discovery Communications, Inc.:
Class A (a)(b)	25,047	528,492
Class C (non-vtg.) (a)	51,942	984,301
DISH Network Corp. Class A (a)	39,297	1,261,827
Fox Corp.:
Class A	53,831	1,387,225
Class B	25,946	668,628
Interpublic Group of Companies, Inc.	62,160	1,121,988
John Wiley & Sons, Inc. Class A	6,930	234,442
Liberty Broadband Corp.:
Class A (a)	3,949	533,154
Class C (a)	16,773	2,302,430
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	31,763	1,125,681
Liberty Media Class A (a)	3,927	129,944
Liberty SiriusXM Series A (a)	11,734	408,226
Liberty SiriusXM Series C (a)	24,523	858,060
News Corp.:
Class A	62,140	790,421
Class B	19,346	246,855
Nexstar Broadcasting Group, Inc. Class A	2,327	203,962
Omnicom Group, Inc.	33,993	1,826,444
Sirius XM Holdings, Inc.	75,098	441,576
The New York Times Co. Class A	26,036	1,201,301
ViacomCBS, Inc.:
Class A	2,118	58,753
Class B	86,301	2,249,867
		50,942,847
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	87,978	9,447,078
Telephone & Data Systems, Inc.	15,990	310,526
U.S. Cellular Corp. (a)	2,358	69,962
		9,827,566

TOTAL COMMUNICATION SERVICES		221,186,063

CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.3%
Aptiv PLC	42,757	3,324,357
BorgWarner, Inc.	33,079	1,210,691
Gentex Corp.	39,112	1,055,633
Lear Corp.	9,578	1,057,220
		6,647,901
Automobiles - 0.5%
Ford Motor Co.	623,561	4,121,738
General Motors Co.	199,786	4,972,674
Harley-Davidson, Inc.	24,406	635,288
Thor Industries, Inc.	8,798	1,002,884
		10,732,584
Distributors - 0.1%
Genuine Parts Co.	22,455	2,024,318
LKQ Corp. (a)	48,411	1,364,706
		3,389,024
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,802	300,486
Frontdoor, Inc. (a)	11,366	477,315
Graham Holdings Co.	662	263,721
Grand Canyon Education, Inc. (a)	7,441	660,314
H&R Block, Inc.	8,870	128,615
Service Corp. International	27,814	1,206,015
ServiceMaster Global Holdings, Inc. (a)(b)	21,104	862,943
		3,899,409
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	36,420	769,190
Carnival Corp. (b)	75,305	1,045,233
Choice Hotels International, Inc.	5,551	466,506
Darden Restaurants, Inc.	20,818	1,580,086
Dunkin' Brands Group, Inc.	1,882	129,350
Extended Stay America, Inc. unit	28,105	320,678
Hilton Worldwide Holdings, Inc.	43,581	3,270,754
Hyatt Hotels Corp. Class A	5,676	272,448
Las Vegas Sands Corp.	30,440	1,328,402
Marriott International, Inc. Class A	42,892	3,595,422
McDonald's Corp.	102,069	19,829,965
MGM Mirage, Inc.	75,280	1,211,255
Norwegian Cruise Line Holdings Ltd. (a)(b)	40,852	557,221
Planet Fitness, Inc. (a)	5,496	286,891
Royal Caribbean Cruises Ltd. (b)	27,353	1,332,365
Six Flags Entertainment Corp.	12,241	212,871
Starbucks Corp.	79,125	6,055,436
Vail Resorts, Inc.	5,863	1,125,872
Wyndham Destinations, Inc.	13,411	356,733
Wyndham Hotels & Resorts, Inc.	14,634	646,237
Wynn Resorts Ltd.	11,766	852,211
Yum China Holdings, Inc.	53,596	2,746,259
Yum! Brands, Inc.	44,601	4,060,921
		52,052,306
Household Durables - 0.8%
D.R. Horton, Inc.	52,753	3,490,138
Garmin Ltd.	23,910	2,357,287
Leggett & Platt, Inc.	21,059	844,255
Lennar Corp.:
Class A	43,235	3,128,052
Class B	2,442	131,551
Mohawk Industries, Inc. (a)	9,265	739,810
Newell Brands, Inc.	61,269	1,004,812
NVR, Inc. (a)	481	1,890,402
PulteGroup, Inc.	42,749	1,863,856
Tempur Sealy International, Inc. (a)	1,907	154,372
Toll Brothers, Inc.	18,468	705,478
Whirlpool Corp.	9,742	1,589,115
		17,899,128
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	9,191	508,078
Expedia, Inc.	19,195	1,554,987
GrubHub, Inc. (a)	13,265	958,264
Liberty Interactive Corp. QVC Group Series A (a)	60,796	663,284
Wayfair LLC Class A (a)(b)	926	246,399
		3,931,012
Leisure Products - 0.2%
Brunswick Corp.	12,617	845,087
Hasbro, Inc.	20,353	1,480,884
Mattel, Inc. (a)(b)	22,385	248,697
Peloton Interactive, Inc. Class A (a)	11,812	805,815
Polaris, Inc.	8,318	861,994
		4,242,477
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	19,600	1,829,660
Kohl's Corp.	24,731	470,878
Nordstrom, Inc. (b)	17,748	242,970
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	931	97,848
Target Corp.	79,950	10,064,106
		12,705,462
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	10,656	1,599,892
AutoNation, Inc. (a)	9,390	482,083
AutoZone, Inc. (a)	1,527	1,843,730
Best Buy Co., Inc.	29,844	2,972,164
Burlington Stores, Inc. (a)	1,101	206,988
CarMax, Inc. (a)	24,029	2,330,092
Dick's Sporting Goods, Inc.	9,850	449,357
Foot Locker, Inc.	16,524	485,640
Gap, Inc.	29,038	388,238
L Brands, Inc.	36,582	892,967
Penske Automotive Group, Inc. (b)	5,090	228,134
Ross Stores, Inc.	10,657	955,613
The Home Depot, Inc.	85,944	22,817,273
Tiffany & Co., Inc.	19,347	2,425,340
TJX Companies, Inc.	36,442	1,894,620
Ulta Beauty, Inc. (a)	581	112,127
Williams-Sonoma, Inc. (b)	10,261	893,938
		40,978,196
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	22,633	339,042
Carter's, Inc.	6,835	538,051
Columbia Sportswear Co. (b)	4,589	348,030
Hanesbrands, Inc.	55,483	783,975
PVH Corp.	11,212	545,576
Ralph Lauren Corp.	7,621	543,377
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,344	624,952
Tapestry, Inc.	44,143	589,750
Under Armour, Inc.:
Class A (sub. vtg.) (a)	29,894	314,485
Class C (non-vtg.) (a)	30,430	288,781
VF Corp.	49,099	2,963,616
		7,879,635

TOTAL CONSUMER DISCRETIONARY		164,357,134

CONSUMER STAPLES - 8.3%
Beverages - 1.2%
Brown-Forman Corp.:
Class A	1,123	71,019
Class B (non-vtg.)	4,207	291,713
Constellation Brands, Inc. Class A (sub. vtg.)	25,510	4,545,882
Keurig Dr. Pepper, Inc.	54,576	1,669,480
Molson Coors Beverage Co. Class B	27,921	1,047,596
PepsiCo, Inc.	59,067	8,131,163
The Coca-Cola Co.	255,420	12,066,041
		27,822,894
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	5,889	937,470
Costco Wholesale Corp.	8,263	2,689,854
Grocery Outlet Holding Corp. (a)	5,188	228,220
Kroger Co.	123,764	4,305,750
Sprouts Farmers Market LLC (a)	3,033	80,011
Sysco Corp.	22,353	1,181,356
U.S. Foods Holding Corp. (a)	35,060	711,718
Walgreens Boots Alliance, Inc.	117,228	4,772,352
Walmart, Inc.	222,969	28,852,189
		43,758,920
Food Products - 2.0%
Archer Daniels Midland Co.	88,626	3,795,852
Beyond Meat, Inc. (a)(b)	1,667	209,875
Bunge Ltd.	22,028	956,896
Campbell Soup Co.	14,060	696,954
Conagra Brands, Inc.	77,853	2,915,595
Flowers Foods, Inc. (b)	31,070	706,843
General Mills, Inc.	97,009	6,137,759
Hormel Foods Corp.	44,595	2,268,102
Ingredion, Inc.	10,704	925,896
Kellogg Co.	26,510	1,828,925
Lamb Weston Holdings, Inc.	17,986	1,080,599
McCormick & Co., Inc. (non-vtg.)	8,740	1,703,426
Mondelez International, Inc.	225,885	12,534,359
Pilgrim's Pride Corp. (a)	6,088	93,451
Post Holdings, Inc. (a)(b)	10,165	902,042
Seaboard Corp.	39	105,427
The Hain Celestial Group, Inc. (a)	12,980	441,060
The Hershey Co.	5,368	780,561
The J.M. Smucker Co.	17,654	1,930,465
The Kraft Heinz Co.	103,344	3,552,967
TreeHouse Foods, Inc. (a)	8,972	393,153
Tyson Foods, Inc. Class A	45,919	2,821,723
		46,781,930
Household Products - 2.1%
Clorox Co.	5,874	1,389,260
Colgate-Palmolive Co.	134,821	10,408,181
Energizer Holdings, Inc.	1,939	97,202
Kimberly-Clark Corp.	54,318	8,258,509
Procter & Gamble Co.	215,664	28,277,864
Reynolds Consumer Products, Inc.	5,699	194,108
Spectrum Brands Holdings, Inc.	6,736	364,822
		48,989,946
Personal Products - 0.1%
Coty, Inc. Class A	46,104	171,046
Estee Lauder Companies, Inc. Class A	3,757	742,158
Herbalife Nutrition Ltd. (a)	14,016	718,180
Nu Skin Enterprises, Inc. Class A	8,189	367,277
		1,998,661
Tobacco - 1.1%
Altria Group, Inc.	167,789	6,904,517
Philip Morris International, Inc.	248,978	19,124,000
		26,028,517

TOTAL CONSUMER STAPLES		195,380,868

ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	104,902	1,624,932
Halliburton Co.	139,971	2,005,784
Helmerich & Payne, Inc.	16,573	295,497
National Oilwell Varco, Inc.	61,949	713,033
Schlumberger Ltd.	222,092	4,028,749
		8,667,995
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream GP LP	45,883	260,157
Apache Corp.	60,253	924,884
Cabot Oil & Gas Corp.	62,537	1,169,442
Chevron Corp.	299,132	25,109,140
Cimarex Energy Co.	16,045	392,461
Concho Resources, Inc.	31,178	1,638,092
ConocoPhillips Co.	171,776	6,422,705
Continental Resources, Inc. (b)	11,964	206,858
Devon Energy Corp.	60,961	639,481
Diamondback Energy, Inc.	25,140	1,002,080
EOG Resources, Inc.	93,133	4,363,281
EQT Corp.	40,678	590,645
Equitrans Midstream Corp.	59,127	570,576
Exxon Mobil Corp.	677,170	28,495,314
Hess Corp.	43,858	2,158,252
HollyFrontier Corp.	23,822	655,105
Kinder Morgan, Inc.	311,047	4,385,763
Marathon Oil Corp.	125,784	690,554
Marathon Petroleum Corp.	103,500	3,953,700
Murphy Oil Corp.	22,884	302,298
Noble Energy, Inc.	75,987	759,110
Occidental Petroleum Corp.	129,773	2,042,627
Occidental Petroleum Corp. warrants 8/3/27 (a)	16,658	93,285
ONEOK, Inc.	70,101	1,956,519
Parsley Energy, Inc. Class A	48,057	527,666
Phillips 66 Co.	69,766	4,326,887
Pioneer Natural Resources Co.	26,217	2,540,952
Targa Resources Corp.	36,766	672,082
The Williams Companies, Inc.	194,504	3,720,862
Valero Energy Corp.	65,216	3,667,096
WPX Energy, Inc. (a)	64,076	382,534
		104,620,408

TOTAL ENERGY		113,288,403

FINANCIALS - 18.3%
Banks - 6.9%
Associated Banc-Corp.	24,059	308,918
Bank of America Corp.	1,237,637	30,792,409
Bank of Hawaii Corp.	6,290	356,203
Bank OZK	19,493	468,807
BOK Financial Corp.	5,086	283,290
Citigroup, Inc.	333,137	16,660,181
Citizens Financial Group, Inc.	68,135	1,690,429
Comerica, Inc.	22,266	857,686
Commerce Bancshares, Inc.	16,034	918,107
Cullen/Frost Bankers, Inc.	8,932	643,640
East West Bancorp, Inc.	22,556	781,791
Fifth Third Bancorp	113,628	2,256,652
First Citizens Bancshares, Inc.	1,043	444,182
First Hawaiian, Inc.	20,630	358,549
First Horizon National Corp.	87,376	809,976
First Republic Bank	27,169	3,055,969
FNB Corp., Pennsylvania	51,470	381,393
Huntington Bancshares, Inc.	161,576	1,497,810
JPMorgan Chase & Co.	484,693	46,840,732
KeyCorp	155,231	1,864,324
M&T Bank Corp.	20,451	2,166,783
PacWest Bancorp	18,591	339,751
Peoples United Financial, Inc.	67,485	728,163
Pinnacle Financial Partners, Inc.	11,789	467,080
PNC Financial Services Group, Inc.	67,829	7,235,319
Popular, Inc.	13,841	513,640
Prosperity Bancshares, Inc.	14,237	791,008
Regions Financial Corp.	153,596	1,668,053
Signature Bank	8,297	850,691
Sterling Bancorp	30,753	345,971
SVB Financial Group (a)	8,213	1,841,930
Synovus Financial Corp.	23,350	470,503
TCF Financial Corp.	24,077	661,877
Truist Financial Corp.	215,448	8,070,682
U.S. Bancorp	217,409	8,009,348
Umpqua Holdings Corp.	35,136	381,226
Webster Financial Corp.	14,293	389,770
Wells Fargo & Co.	600,766	14,574,583
Western Alliance Bancorp.	15,588	560,389
Wintrust Financial Corp.	9,117	390,208
Zions Bancorp NA	25,757	836,330
		162,564,353
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	7,477	514,343
Ameriprise Financial, Inc.	19,631	3,015,911
Apollo Global Management LLC Class A	13,720	673,652
Bank of New York Mellon Corp.	127,723	4,578,870
BlackRock, Inc. Class A	23,550	13,541,486
Carlyle Group LP	16,838	479,378
Cboe Global Markets, Inc.	13,616	1,194,123
Charles Schwab Corp.	184,774	6,125,258
CME Group, Inc.	56,784	9,436,365
E*TRADE Financial Corp.	35,363	1,795,380
Eaton Vance Corp. (non-vtg.)	17,668	638,522
Evercore, Inc. Class A	6,295	348,114
Franklin Resources, Inc.	43,209	909,549
Goldman Sachs Group, Inc.	52,987	10,489,307
Interactive Brokers Group, Inc.	11,500	570,400
Intercontinental Exchange, Inc.	55,978	5,417,551
Invesco Ltd.	60,180	604,207
KKR & Co. LP	85,056	3,008,431
Lazard Ltd. Class A	16,086	471,642
Legg Mason, Inc.	13,250	662,368
LPL Financial	11,535	911,496
Morgan Stanley	176,380	8,621,454
Morningstar, Inc.	586	98,471
Northern Trust Corp.	30,682	2,403,935
Raymond James Financial, Inc.	19,656	1,365,699
S&P Global, Inc.	15,795	5,532,199
SEI Investments Co.	18,330	959,209
State Street Corp.	56,175	3,583,403
T. Rowe Price Group, Inc.	26,938	3,720,138
TD Ameritrade Holding Corp.	41,490	1,489,076
The NASDAQ OMX Group, Inc.	18,288	2,401,397
Tradeweb Markets, Inc. Class A	2,020	109,221
Virtu Financial, Inc. Class A	1,096	27,181
		95,697,736
Consumer Finance - 0.9%
Ally Financial, Inc.	59,752	1,201,015
American Express Co.	104,607	9,761,925
Capital One Financial Corp.	72,383	4,618,035
Credit Acceptance Corp. (a)(b)	1,506	704,718
Discover Financial Services	48,956	2,419,895
LendingTree, Inc. (a)	66	22,855
OneMain Holdings, Inc.	10,432	299,398
Santander Consumer U.S.A. Holdings, Inc.	12,097	222,101
SLM Corp.	45,744	309,687
Synchrony Financial	93,174	2,061,941
		21,621,570
Diversified Financial Services - 2.7%
AXA Equitable Holdings, Inc.	65,171	1,333,399
Berkshire Hathaway, Inc. Class B (a)	311,965	61,076,492
Jefferies Financial Group, Inc.	36,189	586,262
Voya Financial, Inc. (b)	20,042	990,075
		63,986,228
Insurance - 3.5%
AFLAC, Inc.	113,639	4,042,139
Alleghany Corp.	2,010	1,049,863
Allstate Corp.	50,138	4,732,526
American Financial Group, Inc.	11,760	714,655
American International Group, Inc.	137,905	4,432,267
American National Group, Inc.	1,243	91,547
Arch Capital Group Ltd. (a)	62,869	1,933,222
Arthur J. Gallagher & Co.	30,044	3,229,430
Assurant, Inc.	9,505	1,021,502
Assured Guaranty Ltd.	13,330	290,994
Athene Holding Ltd. (a)	18,425	594,206
Axis Capital Holdings Ltd.	12,057	483,727
Brighthouse Financial, Inc. (a)	15,692	444,711
Brown & Brown, Inc.	35,698	1,623,188
Chubb Ltd.	71,875	9,145,375
Cincinnati Financial Corp.	23,928	1,864,709
CNA Financial Corp.	4,380	145,854
Erie Indemnity Co. Class A	1,712	359,725
Everest Re Group Ltd.	6,403	1,400,912
First American Financial Corp. (b)	17,296	882,269
FNF Group	44,028	1,424,746
Globe Life, Inc.	16,754	1,333,618
Hanover Insurance Group, Inc.	6,033	614,642
Hartford Financial Services Group, Inc.	57,117	2,417,191
Kemper Corp.	9,846	773,108
Lincoln National Corp.	26,922	1,003,383
Loews Corp.	38,281	1,393,811
Markel Corp. (a)(b)	2,159	2,255,162
Marsh & McLennan Companies, Inc.	18,069	2,106,845
Mercury General Corp.	4,292	184,170
MetLife, Inc.	123,076	4,658,427
Old Republic International Corp.	45,138	725,368
Primerica, Inc.	2,446	292,688
Principal Financial Group, Inc.	43,432	1,842,820
Progressive Corp.	66,545	6,011,675
Prudential Financial, Inc.	63,302	4,011,448
Reinsurance Group of America, Inc.	10,808	921,382
RenaissanceRe Holdings Ltd.	5,166	931,843
The Travelers Companies, Inc.	40,441	4,627,259
Unum Group	32,435	558,855
W.R. Berkley Corp.	22,288	1,376,284
White Mountains Insurance Group Ltd.	481	423,343
Willis Towers Watson PLC	20,571	4,320,116
		82,691,005
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	90,773	1,234,513
Annaly Capital Management, Inc.	228,942	1,696,460
New Residential Investment Corp.	65,906	522,635
Starwood Property Trust, Inc.	43,557	651,177
		4,104,785
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	53,872	445,521
New York Community Bancorp, Inc.	71,715	755,159
TFS Financial Corp.	7,475	108,238
		1,308,918

TOTAL FINANCIALS		431,974,595

HEALTH CARE - 14.4%
Biotechnology - 1.2%
AbbVie, Inc.	16,936	1,607,396
Acceleron Pharma, Inc. (a)	503	49,883
Agios Pharmaceuticals, Inc. (a)	8,870	401,988
Alexion Pharmaceuticals, Inc. (a)	28,731	2,944,640
Alkermes PLC (a)	25,207	453,978
Biogen, Inc. (a)	18,134	4,981,228
BioMarin Pharmaceutical, Inc. (a)	2,675	320,492
bluebird bio, Inc. (a)	5,686	345,140
Exact Sciences Corp. (a)	3,059	289,840
Exelixis, Inc. (a)	30,889	713,227
Gilead Sciences, Inc.	200,939	13,971,289
Ionis Pharmaceuticals, Inc. (a)	10,594	609,791
Sage Therapeutics, Inc. (a)	7,529	343,097
United Therapeutics Corp. (a)	6,924	771,818
		27,803,807
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	170,374	17,146,439
Baxter International, Inc.	47,349	4,090,007
Becton, Dickinson & Co.	43,166	12,144,322
Boston Scientific Corp. (a)	223,512	8,620,858
Danaher Corp.	100,171	20,414,850
Dentsply Sirona, Inc.	34,978	1,560,019
Envista Holdings Corp. (a)	25,453	556,657
Globus Medical, Inc. (a)	11,824	569,680
Haemonetics Corp. (a)	547	47,950
Hill-Rom Holdings, Inc.	9,409	914,743
Hologic, Inc. (a)	12,358	862,341
ICU Medical, Inc. (a)	2,268	416,700
Integra LifeSciences Holdings Corp. (a)	11,383	543,538
Medtronic PLC	214,623	20,706,827
STERIS PLC	12,716	2,029,855
Stryker Corp.	37,347	7,219,175
Tandem Diabetes Care, Inc. (a)	1,045	109,161
Teleflex, Inc.	2,749	1,025,652
The Cooper Companies, Inc.	6,842	1,935,807
Varian Medical Systems, Inc. (a)	12,680	1,809,690
Zimmer Biomet Holdings, Inc.	33,113	4,465,619
		107,189,890
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	14,014	417,757
AmerisourceBergen Corp.	12,115	1,213,802
Anthem, Inc.	29,997	8,213,179
Centene Corp. (a)	64,787	4,227,352
Cigna Corp.	42,266	7,298,916
CVS Health Corp.	209,141	13,163,335
DaVita HealthCare Partners, Inc. (a)	11,017	962,776
Encompass Health Corp.	8,518	579,905
HCA Holdings, Inc.	20,414	2,585,229
Henry Schein, Inc. (a)	22,819	1,568,350
Humana, Inc.	13,086	5,135,601
Laboratory Corp. of America Holdings (a)	14,637	2,823,770
McKesson Corp.	6,576	987,452
Molina Healthcare, Inc. (a)	3,075	567,953
Premier, Inc. (a)	9,773	341,762
Quest Diagnostics, Inc.	21,349	2,712,817
UnitedHealth Group, Inc.	25,377	7,683,648
Universal Health Services, Inc. Class B	11,771	1,293,633
		61,777,237
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	9,868	115,061
Teladoc Health, Inc. (a)	1,140	270,898
		385,959
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	45,206	4,354,694
Bio-Rad Laboratories, Inc. Class A (a)	3,374	1,770,979
Bio-Techne Corp.	374	102,910
Bruker Corp.	9,463	422,239
Charles River Laboratories International, Inc. (a)	875	174,116
IQVIA Holdings, Inc. (a)	18,855	2,986,443
Mettler-Toledo International, Inc. (a)	226	211,310
PerkinElmer, Inc.	14,344	1,705,645
PPD, Inc.	1,563	45,905
PRA Health Sciences, Inc. (a)	1,471	156,750
QIAGEN NV (a)	35,974	1,778,914
Syneos Health, Inc. (a)	8,908	555,770
Thermo Fisher Scientific, Inc.	26,100	10,804,095
Waters Corp. (a)	9,057	1,930,500
		27,000,270
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	230,774	13,537,203
Catalent, Inc. (a)	24,533	2,142,712
Elanco Animal Health, Inc. (a)	63,937	1,510,831
Horizon Pharma PLC (a)	2,104	128,744
Jazz Pharmaceuticals PLC (a)	8,628	933,981
Johnson & Johnson	365,426	53,264,494
Merck & Co., Inc.	50,878	4,082,451
Mylan NV (a)	82,410	1,327,625
Nektar Therapeutics (a)(b)	27,653	612,790
Perrigo Co. PLC	21,840	1,157,957
Pfizer, Inc.	889,860	34,241,813
Reata Pharmaceuticals, Inc. (a)(b)	408	60,262
Zoetis, Inc. Class A	7,217	1,094,675
		114,095,538

TOTAL HEALTH CARE		338,252,701

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	5,543	302,204
Curtiss-Wright Corp.	6,617	589,707
General Dynamics Corp.	40,556	5,951,187
Harris Corp.	34,438	5,796,949
HEICO Corp.	1,350	129,762
HEICO Corp. Class A	2,474	189,385
Hexcel Corp.	13,298	496,015
Howmet Aerospace, Inc.	62,974	930,756
Huntington Ingalls Industries, Inc.	5,712	992,232
Mercury Systems, Inc. (a)	1,570	121,565
Northrop Grumman Corp.	2,021	656,845
Raytheon Technologies Corp.	228,063	12,926,611
Spirit AeroSystems Holdings, Inc. Class A	16,729	327,387
Teledyne Technologies, Inc. (a)	5,799	1,778,553
Textron, Inc.	36,399	1,271,781
The Boeing Co.	85,441	13,499,678
TransDigm Group, Inc.	6,491	2,801,386
Virgin Galactic Holdings, Inc. (a)(b)	1,382	31,026
		48,793,029
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	17,883	1,675,995
Expeditors International of Washington, Inc.	10,242	865,551
FedEx Corp.	38,629	6,505,124
United Parcel Service, Inc. Class B	38,392	5,480,842
XPO Logistics, Inc. (a)	13,798	1,035,126
		15,562,638
Airlines - 0.4%
Alaska Air Group, Inc.	19,151	659,560
American Airlines Group, Inc. (b)	79,067	879,225
Copa Holdings SA Class A	5,031	208,485
Delta Air Lines, Inc.	101,829	2,542,670
JetBlue Airways Corp. (a)	43,060	445,240
Southwest Airlines Co.	94,102	2,906,811
United Airlines Holdings, Inc. (a)	46,379	1,455,373
		9,097,364
Building Products - 0.8%
A.O. Smith Corp.	21,165	1,018,883
Allegion PLC	5,145	511,722
Armstrong World Industries, Inc.	4,787	341,026
Carrier Global Corp.	88,951	2,423,025
Fortune Brands Home & Security, Inc.	22,006	1,683,459
Johnson Controls International PLC	119,083	4,582,314
Lennox International, Inc. (b)	5,535	1,484,155
Masco Corp.	41,980	2,399,577
Owens Corning (b)	17,102	1,034,158
Trane Technologies PLC	38,210	4,274,553
		19,752,872
Commercial Services & Supplies - 0.5%
ADT, Inc. (b)	17,423	150,012
Cintas Corp.	1,605	484,501
Clean Harbors, Inc. (a)	8,209	489,256
IAA Spinco, Inc. (a)	16,322	707,559
MSA Safety, Inc.	4,514	535,044
Republic Services, Inc.	33,538	2,926,191
Rollins, Inc.	2,885	151,174
Stericycle, Inc. (a)	14,570	880,538
Waste Management, Inc.	58,815	6,446,124
		12,770,399
Construction & Engineering - 0.1%
AECOM (a)	24,449	884,809
Jacobs Engineering Group, Inc.	20,024	1,709,048
Quanta Services, Inc.	17,401	695,518
Valmont Industries, Inc.	3,345	405,414
		3,694,789
Electrical Equipment - 0.9%
Acuity Brands, Inc. (b)	6,274	621,753
AMETEK, Inc.	36,581	3,411,178
Eaton Corp. PLC	63,954	5,956,036
Emerson Electric Co.	95,162	5,900,996
Generac Holdings, Inc. (a)	826	130,161
GrafTech International Ltd.	10,934	66,369
Hubbell, Inc. Class B	8,616	1,162,902
nVent Electric PLC	24,798	450,332
Regal Beloit Corp.	6,460	594,126
Rockwell Automation, Inc.	9,525	2,077,784
Sensata Technologies, Inc. PLC (a)	24,677	937,232
		21,308,869
Industrial Conglomerates - 1.6%
3M Co.	30,584	4,601,974
Carlisle Companies, Inc.	8,640	1,028,851
General Electric Co.	1,390,175	8,438,362
Honeywell International, Inc.	112,327	16,778,284
Roper Technologies, Inc.	14,347	6,204,360
		37,051,831
Machinery - 3.0%
AGCO Corp.	9,850	646,456
Allison Transmission Holdings, Inc.	6,360	237,610
Caterpillar, Inc.	86,618	11,509,800
Colfax Corp. (a)(b)	15,812	459,813
Crane Co.	7,765	439,266
Cummins, Inc.	23,566	4,554,365
Deere & Co.	45,098	7,951,228
Donaldson Co., Inc.	18,158	877,758
Dover Corp.	22,951	2,362,346
Flowserve Corp.	20,760	578,581
Fortive Corp.	47,478	3,332,481
Gardner Denver Holdings, Inc. (a)	55,416	1,750,591
Gates Industrial Corp. PLC (a)	7,318	77,132
Graco, Inc.	13,155	700,372
IDEX Corp.	12,039	1,984,268
Illinois Tool Works, Inc.	28,047	5,188,415
ITT, Inc.	13,785	795,808
Lincoln Electric Holdings, Inc.	5,221	471,926
Middleby Corp. (a)	8,788	729,931
Nordson Corp.	1,670	323,362
Oshkosh Corp.	10,801	850,255
Otis Worldwide Corp.	65,283	4,095,855
PACCAR, Inc.	54,221	4,613,123
Parker Hannifin Corp.	20,481	3,664,461
Pentair PLC	26,379	1,130,340
Snap-On, Inc.	8,617	1,256,962
Stanley Black & Decker, Inc.	24,604	3,772,285
Timken Co.	10,108	461,531
Toro Co.	1,631	116,372
Trinity Industries, Inc. (b)	14,403	281,291
Westinghouse Air Brake Co.	28,928	1,799,032
Woodward, Inc.	8,875	665,093
Xylem, Inc.	28,578	2,085,622
		69,763,731
Marine - 0.0%
Kirby Corp. (a)	9,507	439,604
Professional Services - 0.3%
CoreLogic, Inc.	11,986	816,966
Equifax, Inc.	4,981	809,711
FTI Consulting, Inc. (a)	5,826	695,857
IHS Markit Ltd.	28,857	2,329,626
Manpower, Inc.	9,238	635,482
Nielsen Holdings PLC	56,865	820,562
Robert Half International, Inc.	17,909	911,031
TransUnion Holding Co., Inc.	2,713	243,003
		7,262,238
Road & Rail - 1.5%
AMERCO	1,421	451,494
CSX Corp.	121,986	8,702,481
J.B. Hunt Transport Services, Inc.	9,783	1,265,920
Kansas City Southern	15,146	2,602,840
Knight-Swift Transportation Holdings, Inc. Class A	19,941	867,234
Landstar System, Inc.	1,113	135,541
Lyft, Inc. (a)(b)	38,127	1,114,452
Norfolk Southern Corp.	40,939	7,868,885
Old Dominion Freight Lines, Inc.	2,148	392,697
Ryder System, Inc.	8,336	305,348
Schneider National, Inc. Class B	9,458	237,680
Uber Technologies, Inc. (a)	50,436	1,526,193
Union Pacific Corp.	53,223	9,226,207
		34,696,972
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	16,995	445,609
Fastenal Co.	17,267	812,240
HD Supply Holdings, Inc. (a)	25,664	900,806
MSC Industrial Direct Co., Inc. Class A (b)	7,124	470,255
United Rentals, Inc. (a)	11,507	1,787,843
Univar, Inc. (a)	26,635	470,640
W.W. Grainger, Inc.	1,889	645,150
Watsco, Inc.	5,200	1,227,564
		6,760,107
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	11,710	350,832

TOTAL INDUSTRIALS		287,305,275

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.8%
Arista Networks, Inc. (a)	1,667	433,037
Ciena Corp. (a)	24,431	1,453,889
Cisco Systems, Inc.	679,479	32,003,461
CommScope Holding Co., Inc. (a)	29,054	269,621
EchoStar Holding Corp. Class A (a)	7,715	210,620
F5 Networks, Inc. (a)	9,744	1,324,210
Juniper Networks, Inc.	52,564	1,334,074
Lumentum Holdings, Inc. (a)	10,661	989,661
Motorola Solutions, Inc.	24,371	3,407,066
Ubiquiti, Inc.	260	48,178
ViaSat, Inc. (a)	9,178	348,397
		41,822,214
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	18,775	1,985,644
Arrow Electronics, Inc. (a)	12,440	890,953
Avnet, Inc.	15,653	418,248
Coherent, Inc. (a)	703	97,597
Corning, Inc.	119,643	3,708,933
Dolby Laboratories, Inc. Class A	8,859	616,586
FLIR Systems, Inc.	20,809	866,903
IPG Photonics Corp. (a)	5,289	946,784
Jabil, Inc.	18,995	662,166
Keysight Technologies, Inc. (a)	19,850	1,982,817
Littelfuse, Inc.	3,757	667,431
National Instruments Corp.	20,548	729,454
SYNNEX Corp.	6,625	826,403
Trimble, Inc. (a)	39,876	1,774,881
Zebra Technologies Corp. Class A (a)	720	202,140
		16,376,940
IT Services - 2.9%
Akamai Technologies, Inc. (a)	4,492	505,080
Alliance Data Systems Corp.	7,429	329,550
Amdocs Ltd.	21,250	1,319,625
Automatic Data Processing, Inc.	9,594	1,275,139
CACI International, Inc. Class A (a)	3,323	690,586
Cognizant Technology Solutions Corp. Class A	80,252	5,482,817
DXC Technology Co.	40,482	725,033
Euronet Worldwide, Inc. (a)	8,019	770,947
Fidelity National Information Services, Inc.	98,791	14,454,111
Fiserv, Inc. (a)	62,941	6,280,882
Genpact Ltd.	18,281	727,949
Global Payments, Inc.	47,616	8,476,600
IBM Corp.	142,151	17,476,044
Jack Henry & Associates, Inc.	2,639	470,534
Leidos Holdings, Inc.	19,416	1,847,627
Paychex, Inc.	10,754	773,428
Sabre Corp.	43,413	328,202
Science Applications International Corp.	8,063	644,879
The Western Union Co.	52,838	1,282,907
Twilio, Inc. Class A (a)	3,446	955,989
VeriSign, Inc. (a)	6,655	1,408,730
WEX, Inc. (a)	6,330	1,002,482
		67,229,141
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	13,054	1,010,771
Analog Devices, Inc.	51,721	5,940,157
Broadcom, Inc.	3,245	1,027,854
Cirrus Logic, Inc. (a)	9,319	638,631
Cree, Inc. (a)	17,306	1,192,730
Entegris, Inc.	1,406	101,105
First Solar, Inc. (a)(b)	13,264	789,871
Intel Corp.	678,283	32,374,448
Marvell Technology Group Ltd.	105,185	3,836,097
Maxim Integrated Products, Inc.	28,351	1,930,420
Microchip Technology, Inc.	9,400	956,262
Micron Technology, Inc. (a)	177,903	8,904,935
MKS Instruments, Inc.	2,164	275,780
ON Semiconductor Corp. (a)	64,872	1,336,363
Qorvo, Inc. (a)	18,458	2,365,393
Skyworks Solutions, Inc.	26,605	3,873,156
Texas Instruments, Inc.	73,740	9,405,537
		75,959,510
Software - 0.7%
2U, Inc. (a)	6,599	310,780
Aspen Technology, Inc. (a)	754	73,334
Autodesk, Inc. (a)	11,709	2,768,359
CDK Global, Inc.	16,967	771,320
Ceridian HCM Holding, Inc. (a)	5,031	393,877
Citrix Systems, Inc.	14,344	2,047,749
Crowdstrike Holdings, Inc. (a)	5,044	570,981
FireEye, Inc. (a)(b)	26,987	407,504
Guidewire Software, Inc. (a)	10,756	1,265,551
LogMeIn, Inc.	7,087	608,135
Manhattan Associates, Inc. (a)	1,121	107,381
Nuance Communications, Inc. (a)	44,957	1,229,574
Oracle Corp.	37,939	2,103,718
Pegasystems, Inc.	655	76,563
RealPage, Inc. (a)	1,702	107,243
Salesforce.com, Inc. (a)	10,121	1,972,077
SolarWinds, Inc. (a)(b)	7,237	132,871
SS&C Technologies Holdings, Inc.	28,407	1,633,403
Synopsys, Inc. (a)	1,718	342,260
Teradata Corp. (a)	4,218	88,578
		17,011,258
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	23,029	1,377,825
Hewlett Packard Enterprise Co.	206,230	2,035,490
HP, Inc.	228,984	4,025,539
NCR Corp. (a)	20,255	373,300
NetApp, Inc.	16,183	716,907
Pure Storage, Inc. Class A (a)	16,187	289,100
Western Digital Corp.	47,961	2,067,119
Xerox Holdings Corp.	28,877	480,802
		11,366,082

TOTAL INFORMATION TECHNOLOGY		229,765,145

MATERIALS - 4.6%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	30,831	8,837,090
Albemarle Corp. U.S.	16,867	1,390,853
Ashland Global Holdings, Inc.	8,828	666,337
Axalta Coating Systems Ltd. (a)	33,604	746,009
Cabot Corp.	8,861	323,249
Celanese Corp. Class A	18,835	1,830,762
CF Industries Holdings, Inc.	34,068	1,067,350
Corteva, Inc.	119,734	3,419,603
Dow, Inc.	118,656	4,872,015
DuPont de Nemours, Inc.	117,509	6,284,381
Eastman Chemical Co.	21,688	1,618,575
Ecolab, Inc.	31,897	5,967,291
Element Solutions, Inc. (a)	34,660	376,408
FMC Corp.	16,615	1,762,021
Huntsman Corp.	31,960	591,260
International Flavors & Fragrances, Inc. (b)	17,096	2,153,241
Linde PLC	84,038	20,598,554
LyondellBasell Industries NV Class A	40,960	2,560,819
NewMarket Corp.	199	74,587
Olin Corp.	22,894	257,329
PPG Industries, Inc.	37,730	4,061,635
RPM International, Inc.	3,370	274,958
The Chemours Co. LLC	26,078	483,225
The Mosaic Co.	55,131	742,615
The Scotts Miracle-Gro Co. Class A	418	66,282
Valvoline, Inc.	29,565	606,674
W.R. Grace& Co.	5,858	270,230
Westlake Chemical Corp.	5,321	289,995
		72,193,348
Construction Materials - 0.2%
Eagle Materials, Inc.	6,590	528,716
Martin Marietta Materials, Inc.	9,932	2,057,712
Vulcan Materials Co.	21,109	2,478,619
		5,065,047
Containers & Packaging - 0.6%
Amcor PLC	217,933	2,244,710
Aptargroup, Inc.	10,294	1,185,869
Ardagh Group SA	2,690	36,611
Avery Dennison Corp.	7,807	884,845
Ball Corp.	3,288	242,095
Berry Global Group, Inc. (a)	13,994	699,560
Crown Holdings, Inc. (a)	18,590	1,330,672
Graphic Packaging Holding Co.	34,706	483,802
International Paper Co.	62,803	2,184,916
Packaging Corp. of America	14,986	1,440,454
Sealed Air Corp.	24,797	884,757
Silgan Holdings, Inc.	12,543	479,770
Sonoco Products Co.	15,980	826,805
WestRock Co.	41,036	1,102,227
		14,027,093
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	231,450	2,990,334
Newmont Corp.	128,408	8,885,834
Nucor Corp.	48,147	2,019,767
Reliance Steel & Aluminum Co.	10,114	993,802
Royal Gold, Inc.	2,969	415,452
Southern Copper Corp.	13,156	575,049
Steel Dynamics, Inc.	32,422	888,687
		16,768,925

TOTAL MATERIALS		108,054,413

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	19,978	3,547,094
American Campus Communities, Inc.	21,835	778,199
American Homes 4 Rent Class A	41,391	1,200,339
Americold Realty Trust	28,849	1,164,057
Apartment Investment & Management Co. Class A	23,613	916,657
Apple Hospitality (REIT), Inc.	33,268	293,424
AvalonBay Communities, Inc.	22,461	3,439,228
Boston Properties, Inc.	24,863	2,215,045
Brandywine Realty Trust (SBI)	26,483	286,811
Brixmor Property Group, Inc.	47,279	544,181
Brookfield Property REIT, Inc. Class A (b)	973	11,297
Camden Property Trust (SBI)	15,101	1,371,322
CoreSite Realty Corp.	2,108	272,037
Corporate Office Properties Trust (SBI)	17,906	474,151
Cousins Properties, Inc.	23,610	725,299
Crown Castle International Corp.	4,449	741,648
CubeSmart	30,802	913,895
CyrusOne, Inc.	18,370	1,532,425
Digital Realty Trust, Inc.	42,729	6,859,714
Douglas Emmett, Inc.	26,540	773,376
Duke Realty Corp.	58,915	2,367,794
Empire State Realty Trust, Inc.	22,870	150,942
EPR Properties	12,447	356,358
Equity Commonwealth	18,502	584,108
Equity Lifestyle Properties, Inc.	16,357	1,117,510
Equity Residential (SBI)	58,670	3,146,472
Essex Property Trust, Inc.	10,426	2,301,435
Extra Space Storage, Inc.	5,953	615,183
Federal Realty Investment Trust (SBI)	12,039	918,576
First Industrial Realty Trust, Inc.	20,132	884,197
Gaming & Leisure Properties	32,431	1,174,327
HCP, Inc.	86,219	2,352,917
Healthcare Trust of America, Inc.	34,667	957,156
Highwoods Properties, Inc. (SBI)	16,406	629,006
Host Hotels & Resorts, Inc.	111,803	1,205,236
Hudson Pacific Properties, Inc.	23,964	564,831
Invitation Homes, Inc.	87,030	2,595,235
Iron Mountain, Inc.	18,899	532,763
JBG SMITH Properties	19,419	563,345
Kilroy Realty Corp.	18,371	1,070,478
Kimco Realty Corp.	65,905	734,841
Lamar Advertising Co. Class A	13,711	901,224
Life Storage, Inc.	7,435	729,597
Medical Properties Trust, Inc.	83,092	1,672,642
Mid-America Apartment Communities, Inc.	18,222	2,171,880
National Retail Properties, Inc.	27,393	971,082
Omega Healthcare Investors, Inc.	35,890	1,162,118
Outfront Media, Inc.	22,796	328,490
Paramount Group, Inc.	30,416	216,866
Park Hotels & Resorts, Inc.	38,195	315,873
Prologis (REIT), Inc.	117,781	12,416,473
Public Storage	8,381	1,675,194
Rayonier, Inc.	21,764	604,604
Realty Income Corp.	54,900	3,296,745
Regency Centers Corp.	26,943	1,105,471
Rexford Industrial Realty, Inc.	18,511	868,721
SBA Communications Corp. Class A	15,286	4,762,200
Simon Property Group, Inc.	10,350	645,323
SL Green Realty Corp.	12,338	573,717
Spirit Realty Capital, Inc.	16,414	565,626
Store Capital Corp.	35,861	849,547
Sun Communities, Inc.	15,440	2,314,919
Taubman Centers, Inc.	9,576	370,783
UDR, Inc.	46,847	1,695,861
Ventas, Inc.	59,645	2,287,982
VEREIT, Inc.	172,752	1,124,616
VICI Properties, Inc.	75,122	1,630,899
Vornado Realty Trust	27,892	962,832
Weingarten Realty Investors (SBI)	19,311	329,446
Welltower, Inc.	66,739	3,574,541
Weyerhaeuser Co.	119,235	3,315,925
WP Carey, Inc.	27,348	1,951,827
		108,275,933
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	53,299	2,335,029
Howard Hughes Corp. (a)	6,202	329,884
Jones Lang LaSalle, Inc.	8,214	812,447
		3,477,360

TOTAL REAL ESTATE		111,753,293

UTILITIES - 6.1%
Electric Utilities - 3.7%
Alliant Energy Corp.	39,905	2,148,884
American Electric Power Co., Inc.	79,387	6,897,143
Avangrid, Inc.	9,043	450,251
Duke Energy Corp.	117,492	9,956,272
Edison International	57,101	3,178,813
Entergy Corp.	32,061	3,370,573
Evergy, Inc.	36,153	2,343,799
Eversource Energy	53,879	4,852,882
Exelon Corp.	155,623	6,008,604
FirstEnergy Corp.	86,572	2,510,588
Hawaiian Electric Industries, Inc.	17,060	618,596
IDACORP, Inc.	8,029	748,704
NextEra Energy, Inc.	78,312	21,982,178
NRG Energy, Inc.	25,325	856,238
OGE Energy Corp. (b)	31,877	1,048,753
PG&E Corp. (a)	152,435	1,425,267
Pinnacle West Capital Corp.	18,013	1,496,520
PPL Corp.	123,035	3,275,192
Southern Co.	168,934	9,225,486
Xcel Energy, Inc.	83,987	5,798,462
		88,193,205
Gas Utilities - 0.2%
Atmos Energy Corp.	19,378	2,053,874
National Fuel Gas Co.	13,198	535,443
UGI Corp.	33,257	1,108,788
		3,698,105
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	105,669	1,609,339
Vistra Corp.	77,970	1,454,920
		3,064,259
Multi-Utilities - 1.8%
Ameren Corp.	39,314	3,154,555
CenterPoint Energy, Inc.	80,637	1,532,909
CMS Energy Corp.	45,631	2,928,598
Consolidated Edison, Inc.	53,592	4,117,473
Dominion Energy, Inc.	134,145	10,869,769
DTE Energy Co.	30,660	3,545,216
MDU Resources Group, Inc.	31,802	667,206
NiSource, Inc.	61,278	1,498,247
Public Service Enterprise Group, Inc.	80,811	4,520,567
Sempra Energy	46,847	5,830,578
WEC Energy Group, Inc.	50,500	4,810,630
		43,475,748
Water Utilities - 0.3%
American Water Works Co., Inc.	28,927	4,260,079
Essential Utilities, Inc.	35,804	1,623,711
		5,883,790

TOTAL UTILITIES		144,315,107

TOTAL COMMON STOCKS
(Cost $2,325,490,976)		2,345,632,997
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $129,953)	130,000	129,968
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.14% (d)	8,999,945	$9,002,645
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	18,243,978	18,245,802
TOTAL MONEY MARKET FUNDS
(Cost $27,248,257)		27,248,447
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,352,869,186)		2,373,011,412
NET OTHER ASSETS (LIABILITIES) - (0.7)%(f)		(17,305,544)
NET ASSETS - 100%		$2,355,705,868

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	Sept. 2020	$5,221,600	$300,482	$300,482
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	Sept. 2020	5,581,500	16,890	16,890
TOTAL FUTURES CONTRACTS					$317,372

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,968.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $450,339 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,897
Fidelity Securities Lending Cash Central Fund	55,293
Total	$57,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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